Related Party Transactions and Party-in-Interest Transactions (Details) - SiteOne Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions and Party-in-Interest Transactions
Investments, at fair value (Note 3)	$ 590,901,541	$ 508,609,665
Company common stock
Related Party Transactions and Party-in-Interest Transactions
Number of shares held	32,145	31,790
Investments, at fair value (Note 3)	$ 4,006,292	$ 4,191,157
Dividends declared	$ 0